Warrants (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Warrants (Details) [Line Items]
Common stock per value	$ 9.50
Equity proceeds	60.00%
Market value per share	$ 9.50
Market value, percent	240.00%
Redemption trigger price	$ 24.00
Warrant [Member]
Warrants (Details) [Line Items]
Public warrants for redemption, description	●in whole and not in part; ● at a price of $0.01 per warrant; ● upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and ●if, and only if, the reported last sale price of the Company’s Class A common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Market Value [Member]
Warrants (Details) [Line Items]
Market value, percent	115.00%